Fair Value Measurements (Details) - Schedule of monte carlo simulation model and the black-scholes model	4 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 02, 2021	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of monte carlo simulation model and the black-scholes model [Line Items]
Risk-free interest rate	1.26%	0.77%	4.06%	1.26%
Expected life of grants (years)	6 years 2 months 12 days	7 years	5 years 1 month 17 days	6 years 2 months 12 days
Expected volatility of underlying stock	8.75%		2.00%	8.75%
Dividends	0.00%	0.00%	0.00%	0.00%
Probability of Business Combination	90.00%	90.00%	15.00%	90.00%
Minimum [Member]
Fair Value Measurements (Details) - Schedule of monte carlo simulation model and the black-scholes model [Line Items]
Expected volatility of underlying stock		13.00%
Maximum [Member]
Fair Value Measurements (Details) - Schedule of monte carlo simulation model and the black-scholes model [Line Items]
Expected volatility of underlying stock		24.40%